Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2021	2022
	RMB	RMB
Penalty payable(i)	117,590	103,708
Refundable deposits from members, current	62,947	32,204
Payable for investments and acquisitions	10,556	5,006
Payable to former shareholders of acquirees	9,958	9,838
Accrued payroll	17,397	13,194
VAT payable	5,271	6,282
Other taxes payable	5,225	3,752
Interests payable	308	903
Others	18,937	1,475
Third-party loans(ii)	43,407	51,787
Amounts reimbursable to employees	2,786	1,731
Total	294,382	229,880

(i)	This item represents penalty for early termination of lease and overdue rent.

(ii)	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.